Summary of accounting policies - Segment revenue and property and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue	$ 167,486	$ 186,402	$ 203,300
Property and equipment	17,196	14,361
West Africa
Disclosure of geographical areas [line items]
Revenue	78,890	83,608	103,402
Property and equipment	8,230	6,709
North Africa
Disclosure of geographical areas [line items]
Revenue	64,205	76,641	57,495
Property and equipment	5,554	3,584
East and South Africa
Disclosure of geographical areas [line items]
Revenue	24,077	24,365	33,507
Property and equipment	2,838	3,409
Europe
Disclosure of geographical areas [line items]
Revenue	247	1,152	294
Property and equipment	434	532
China
Disclosure of geographical areas [line items]
Property and equipment	138	80
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	41	629	8,576
Property and equipment	2	47
Others
Disclosure of geographical areas [line items]
Revenue	$ 25	$ 8	$ 26